UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    One Market Plaza
            Steuart Tower, 22nd Floor
            San Francisco CA. 94105

Form 13F File Number:   28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Linda Fitzgerald
Title:      Chief Compliance Officer
Phone:      415-281-1000

Signature Place and Date of Signing:


Linda Fitzgerald                    San Francisco CA        November 13, 2008

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            68

Form 13F Information Table Value Total:            318,999 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.     OTHER
                           OF CLASS  CUSIP       1000      SHARES      PRN  CALL  DISC.    MGR       VOTING AUTH
                                                                                                SOLE       SHR  NONE

ABBOTT LABS                COM      002824100    19119     332,051     SH         SOLE          332,051
ACORDA THERAPEUTICS INC    COM      00484M106    708       29,676      SH         SOLE          29,676
ALEXION PHARMACEUTICALS    COM      015351109    2572      65,436      SH         SOLE          65,436
INC
ALPHARMA INC               COM      020813101    5044      136,741     SH         SOLE          136,741
ALTERA CORP                COM      021441100    395       19,092      SH         SOLE          19,092
AMERICAN TOWER CORP        COM      029912201    12145     337,632     SH         SOLE          337,632
AMGEN INC                  COM      031162100    11168     188,431     SH         SOLE          188,431
APPLE INC                  COM      037833100    2353      20,704      SH         SOLE          20,704
ASTRAZENECA PLC            COM      046353108    9891      225,407     SH         SOLE          225,407
AUTOZONE INC               COM      053332102    3221      26,116      SH         SOLE          26,116
AXCELIS TECHNOLOGIES INC   COM      054540109    402       236,667     SH         SOLE          236,667
BAXTER INTL INC            COM      071813109    6593      100,450     SH         SOLE          100,450
BED BATH & BEYOND INC      COM      075896100    10256     326,536     SH         SOLE          326,536
BEST BUY INC               COM      086516101    4751      126,704     SH         SOLE          126,704
BIOGEN IDEC INC            COM      09062X103    1685      33,511      SH         SOLE          33,511
CANADIAN SOLAR INC         COM      136635109    68        167         SH   PUT   SOLE          167
CEPHALON INC               COM      156708109    3574      46,120      SH         SOLE          46,120
CHINA SUNERGY CO LTD       COM      16942X104    79        11,190      SH         SOLE          11,190
CONCEPTUS INC              COM      206016107    1374      82,846      SH         SOLE          82,846
CORINTHIAN COLLEGES INC    COM      218868107    1863      124,190     SH         SOLE          124,190
COVENTRY HEALTH CARE INC   COM      222862104    2073      63,684      SH         SOLE          63,684
CSX CORP                   COM      126408103    11525     211,201     SH         SOLE          211,201
DAVITA INC                 COM      23918K108    10444     183,197     SH         SOLE          183,197
DOT HILL SYS CORP          COM      25848T109    106       46,986      SH         SOLE          46,986
ENDO PHARMACEUTICALS       COM      29264F205    1434      71,690      SH         SOLE          71,690
HLDGS I
ENERGY CONVERSION DEVICES  COM      292659109    44        105         SH   PUT   SOLE          105
IN
FIRST SOLAR INC            COM      336433107    1503      7,958       SH         SOLE          7,958
GENENTECH INC              COM      368710406    29221     329,507     SH         SOLE          329,507
GILEAD SCIENCES INC        COM      375558103    4889      107,147     SH         SOLE          107,147
GOLDMAN SACHS GROUP INC    COM      38141G104    8269      64,600      SH         SOLE          64,600
HEWLETT PACKARD CO         COM      428236103    1069      23,117      SH         SOLE          23,117
HOME DEPOT INC             COM      437076102    12253     473,262     SH         SOLE          473,262
ILLUMINA INC               COM      452327109    7237      178,550     SH         SOLE          178,550
IMCLONE SYS INC            COM      45245W109    4539      72,748      SH         SOLE          72,748
INTERSIL CORP              COM      46069S109    839       50,573      SH         SOLE          50,573
LDK SOLAR CO LTD           COM      50183L107    193       6,425       SH         SOLE          6,425
LILLY ELI & CO             COM      532457108    21907     497,557     SH         SOLE          497,557
LOWES COS INC              COM      548661107    2671      112,737     SH         SOLE          112,737
M D C HLDGS INC            COM      552676108    3035      82,957      SH         SOLE          82,957
MEDCO HEALTH SOLUTIONS INC COM      58405U102    2702      60,055      SH         SOLE          60,055
MOLSON COORS BREWING CO    COM      60871R209    9415      201,397     SH         SOLE          201,397
ON SEMICONDUCTOR CORP      COM      682189105    425       62,825      SH         SOLE          62,825
OSI PHARMACEUTICALS INC    COM      671040103    1166      23,650      SH         SOLE          23,650
OSI PHARMACEUTICALS INC    CNV      671040AH6    4539      4,407,000   PRN        SOLE          4,407,000
PARAMETRIC TECHNOLOGY CORP COM      699173209    613       33,313      SH         SOLE          33,313
PERRIGO CO                 COM      714290103    3178      82,637      SH         SOLE          82,637
PFIZER INC                 COM      717081103    47        2,933       SH   CALL  SOLE          2,933
PFIZER INC                 COM      717081103    32992     1,789,134   SH         SOLE          1,789,134
PHARMACEUTICAL RES INC     CNV      717125AC2    1813      2,146,000   PRN        SOLE          2,146,000
PONIARD PHARMACEUTICALS    COM      732449301    1031      239,749     SH         SOLE          239,749
INC
QUALCOMM INC               COM      747525103    1933      44,995      SH         SOLE          44,995
RESEARCH IN MOTION LTD     COM      760975102    2402      35,174      SH         SOLE          35,174
ROCKWELL AUTOMATION INC    COM      773903109    1577      42,221      SH         SOLE          42,221
SHERWIN WILLIAMS CO        COM      824348106    12030     210,460     SH         SOLE          210,460
SIGMA DESIGNS INC          COM      826565103    16        104         SH   PUT   SOLE          104
SIGMA DESIGNS INC          COM      826565103    3         209         SH   CALL  SOLE          209
SKYWORKS SOLUTIONS INC     COM      83088M102    5         418         SH   CALL  SOLE          418
SUNPOWER CORP              COM      867652109    371       5,225       SH         SOLE          5,225
SUNTECH PWR HLDGS CO LTD   COM      86800C104    91        209         SH   PUT   SOLE          209
TRIDENT MICROSYSTEMS INC   COM      895919108    518       215,649     SH         SOLE          215,649
ULTA SALON COSMETCS &      COM      90384S303    410       30,840      SH         SOLE          30,840
FRAG I
UNITED THERAPEUTICS CORP   COM      91307C102    2269      21,574      SH         SOLE          21,574
DEL
UNITEDHEALTH GROUP INC     COM      91324P102    1279      50,391      SH         SOLE          50,391
VARIAN MED SYS INC         COM      92220P105    1622      28,395      SH         SOLE          28,395
VERTEX PHARMACEUTICALS INC COM      92532F100    1632      49,093      SH         SOLE          49,093
VIROPHARMA INC             COM      928241108    4087      311,510     SH         SOLE          311,510
WATSON PHARMACEUTICALS INC CNV      942683AC7    3060      3,282,000   PRN        SOLE          3,282,000
ZIMMER HLDGS INC           COM      98956P102    7261      112,466     SH         SOLE          112,466


Q:\EDGAR EasePlus\Partner Investment Mgmt\9-30 13F\form13f.rtf